Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (33,762)	$ (27,271)	$ (8,882)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	979	776	86
Share-based compensation	6,748	812	596
Decrease (increase) in prepaid expenses and other receivables	(341)	157	283
(Decrease) increase in long term prepaid expenses	1,637	(1,889)	(123)
Change in the fair value of Warrants	3,788	13,257	203
Non-cash financial (income) expenses, net	(1,325)	29	(153)
Increase in trade payables	220	239	114
Increase (decrease) in other payables and accrued expenses	(1,206)	2,078	625
Change in operating lease liabilities	(1,152)
Change in operating lease right-of-use assets	535
Net cash used in operating activities	(23,879)	(11,812)	(7,251)
Cash flows from investing activities:
Investment in short-term deposits	(121,137)	(8,082)	(70,200)
Redemption of short-term deposits	32,105	30,282	66,150
Purchase of property and equipment	(904)	(2,927)	(3,767)
Net cash provided by (used in) investing activities	(89,936)	19,273	(7,817)
Cash flows from financing activities:
Proceeds from SPAC merger and PIPE financing, net of transaction cost	93,543
Proceeds from issuance of series B Preferred shares, net			28,726
Proceeds from exercise of Warrants	3,335		571
Proceeds from exercise of options	27	111	20
Net cash provided by financing activities	96,905	111	29,317
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(258)	108	84
Increase (decrease) in cash and cash equivalents and restricted cash	(17,168)	7,680	14,333
Cash, cash equivalents and restricted cash at the beginning of the year	23,854	16,174	1,841
Cash, cash equivalents and restricted cash at the end of the year	6,686	23,854	16,174
Supplemental disclosures of cash flow information:
Income tax payments	8	1	2
Interest received	$ 237	$ 351	$ 541